13. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details) (USD $)	Dec. 31, 2014
Commitments Contingencies And Legal Proceedings Details
2015	$ 43,595
2016	37,847
2017	0
2018	0
2019	0
Beyond	0
Total	$ 81,442